Even Keel Managed Risk Fund
FUND SUMMARY – EVEN KEEL MANAGED RISK FUND
Investment Objective:

The Even Keel Managed Risk Fund (the “Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 28 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.06%	1.81%	1.06%	0.81%	1.31%	0.91%
Fee Waiver	[3]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Waiver		0.96%	1.71%	0.96%	0.71%	1.21%	0.81%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Milliman Financial Risk Management LLC, (the "Adviser") has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.47% of the Fund's average daily net assets. This waiver will extend at least until January 31, 2016 for the Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Managed Risk Fund to ensure that Other Expenses for the Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Managed Risk Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Class A Shares	667	883	1,117	1,786
Class C Shares	274	560	971	2,110
Class F Shares	98	327	575	1,285
Class I Shares	73	249	440	992
Class R-1 Shares	123	405	709	1,570
Class R-2 Shares	83	280	494	1,110

Portfolio Turnover:

The Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Managed Risk Fund’s performance. During the most recent fiscal year end, the Managed Risk Fund’s portfolio turnover was 89% of the average value of the portfolio.

Principal Investment Strategies:

The Managed Risk Fund is designed to provide investors with risk-managed exposure to large capitalization companies. The Managed Risk Fund will typically invest in equity securities of domestic large capitalization companies, futures contracts on indices consisting of large capitalization companies (such as the S&P 500 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of large capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Managed Risk Fund’s investments. The Managed Risk Fund defines a large capitalization company as one whose market capitalization generally exceeds $10 billion.

The Adviser’s allocations among the Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Fund. The Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Managed Risk Fund. The Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Managed Risk Fund’s net asset value and performance.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Managed Risk Fund’s share price and which can have a significant impact on the Managed Risk Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Managed Risk Fund has a limited history of operations for investors to evaluate.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Managed Risk Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Managed Risk Fund. As a result, the cost of investing in the Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Managed Risk Fund. The bar chart shows the performance of Class I shares of the Managed Risk Fund for the first full calendar year since the Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was 3.29% (for the quarter ended June 30, 2014). The worst performance was (0.95)% (for the quarter ended March 31, 2014).
Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns Even Keel Managed Risk Fund		Label	One Year	Life of Fund		Inception Date
Class I Shares		Return Before Taxes	4.87%	5.94%	[1]	Nov. 25, 2013
Class I Shares Return After Taxes on Distributions	[2]		3.91%	5.06%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares			2.75%	4.13%
Class A Shares		Return Before Taxes	4.64%	5.73%	[1]	Nov. 25, 2013
S&P 500 Total Return Index			13.69%	15.21%
[1]	The Managed Risk Fund commenced operations November 25, 2013.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an index that measures the performance of 500 large-cap companies traded on the New York Stock Exchange or NASDAQ. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Managed Risk Fund’s returns, the Index does not reflect any fees or expenses.

Even Keel Opportunities Managed Risk Fund
FUND SUMMARY – EVEN KEEL TRAVELER MANAGED RISK FUND
Investment Objective:

The Even Keel Opportunities Managed Risk Fund (the “Opportunities Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunities Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Opportunities Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 28 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Opportunities Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Opportunities Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.07%	0.82%	1.32%	0.92%
Fee Waiver	[3]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Waiver		0.92%	1.67%	0.92%	0.67%	1.17%	0.77%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Milliman Financial Risk Management LLC, (the "Adviser") has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.42% of the Opportunities Managed Risk Fund's average daily net assets. This waiver will extend at least until January 31, 2016 for the Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Opportunities Managed Risk Fund to ensure that Other Expenses for the Opportunities Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Opportunities Managed Risk Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Class A Shares	663	882	1,117	1,793
Class C Shares	270	558	971	2,125
Class F Shares	94	325	576	1,292
Class I Shares	68	247	440	1,000
Class R-1 Shares	119	404	709	1,577
Class R-2 Shares	79	278	495	1,118

Portfolio Turnover:

The Opportunities Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Opportunities Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunities Managed Risk Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover was 244% of the average value of the portfolio.

Principal Investment Strategies:

The Opportunities Managed Risk Fund is designed to provide investors with risk-managed exposure to small and medium capitalization companies. The Opportunities Managed Risk Fund will typically invest in equity securities of domestic small and medium capitalization companies, futures contracts on indices consisting of small and medium capitalization companies (such as the S&P 400 Index and the Russell 2000 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of small and medium capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Opportunities Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Opportunities Managed Risk Fund defines a small capitalization company as one whose market capitalization is generally less than $2 billion. The Opportunities Managed Risk Fund defines a medium capitalization company as one whose market capitalization generally falls within th range of $2 billion to $10 billion.

The Adviser’s allocations among the Opportunities Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Opportunities Managed Risk Fund (the “Milliman Managed Risk Strategy”). The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Opportunities Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Opportunities Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Opportunities Managed RiskFund. The Opportunities Managed Risk Fund’s exposure to a given type of security will be adjusted based on market conditions. Exposure to the Opportunities Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Opportunities Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Opportunities Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Opportunities Managed Risk Fund. The Opportunities Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Opportunities Managed Risk Fund’s net asset value and performance.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplifythe effects of market volatility on the Fund’s share price and which can have a significant impact on the Opportunities Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the OpportunitiesManaged Risk Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Opportunities Managed Risk Fund has a limited history of operations for investors to evaluate.

• Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

`• Market Risk: Overall securities market risks may affect the value of securities held by the Opportunities Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Fund Risk: Mutual funds and ETFs in which the Opportunities Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Opportunities Managed Risk Fund. As a result, the cost of investing in the Opportunities Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Opportunities Managed Risk Fund. The bar chart shows the performance of Class I shares of the Opportunities Managed Risk Fund for the first full calendar year since the Opportunities Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Opportunities Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Opportunities Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Opportunities Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was 3.48% (for the quarter ended June 30, 2014). The worst performance was (5.46)% (for the quarter ended September 30, 2014).

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns Even Keel Opportunities Managed Risk Fund		Label	One Year	Life of Fund		Inception Date
Class I Shares		Return Before Taxes	3.76%	5.30%	[1]	Nov. 25, 2013
Class I Shares Return After Taxes on Distributions	[2]		(1.72%)	0.22%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares			2.52%	1.96%
Class A Shares		Return Before Taxes	3.51%	5.06%	[1]	Nov. 25, 2013
S&P Midcap 400 Index			8.19%	10.17%
[1]	The Opportunities Managed Risk Fund commenced operations November 25, 2013.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Opportunities Managed Risk Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation. Investors may not invest in the index directly; unlike the Opportunities Managed Risk Fund's returns, the Index does not reflect any fees or expenses.

Even Keel Traveler Managed Risk Fund
FUND SUMMARY - EVEN KEEL TRAVELER MANAGED RISK FUND
Investment Objective:

The Even Keel Traveler Managed Risk Fund (the “Traveler Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Traveler Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Traveler Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 28 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Traveler Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Traveler Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.07%	0.82%	1.32%	0.92%
Fee Waiver	[3]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Waiver		0.92%	1.67%	0.92%	0.67%	1.17%	0.77%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Milliman Financial Risk Management LLC, (the "Adviser") has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.42% of the Traveler Managed Risk Fund's average daily net assets. This waiver will extend at least until January 31, 2016 for the Traveler Managed Risk Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Traveler Managed Risk Fund to ensure that Other Expenses for the Traveler Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Traveler Managed Risk Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Class A Shares	663	882	1,117	1,793
Class C Shares	270	558	971	2,125
Class F Shares	94	325	576	1,292
Class I Shares	68	247	440	1,000
Class R-1 Shares	119	404	709	1,577
Class R-2 Shares	79	278	495	1,118

Portfolio Turnover:

The Traveler Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Traveler Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Traveler Managed Risk Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover was 155% of the average value of the portfolio.

Principal Investment Strategies:

The Traveler Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in foreign developed markets. The Traveler Managed Risk Fund will typically invest in equity securities of foreign developed market companies, futures contracts on indices consisting of foreign developed market companies (such as the FTSE 100 Index, the Eurostoxx 50 Index, the Nikkei 225 Index, and the FTSE Developed ex North America Index), mutual funds or exchange-traded funds (“ETFs”) that track an index consisting of foreign developed market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Traveler Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Traveler Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Traveler Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Traveler Managed Risk Fund’s investments. The Traveler Managed Risk Fund defines a foreign developed market company as one that is listed on the FTSE 100 Index, the Eurostoxx 50 Index, the Nikkei 225 Index, or the FTSE Developed ex North America.

The Adviser’s allocations among the Traveler Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Traveler Managed Risk Fund (the “Milliman Managed Risk Strategy”). The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Traveler Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Travele Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Traveler Managed Risk Fund. The Traveler Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Traveler Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Traveler Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Traveler Managed Risk Fund while reducing risk over the long term. The Adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Traveler Managed Risk Fund. The Traveler Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Traveler Managed Risk Fund’s net asset value and performance.

• Currency Risk: If the Traveler Managed Risk Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Traveler Managed Risk Fund’s investments in foreign currency-denominated securities may reduce the Traveler Managed Risk Fund’s returns.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Traveler Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Traveler Managed Risk Fund’s share price and which can have a significant impact on the Traveler Managed Risk Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Traveler Managed Risk Fund has a limited history of operations for investors to evaluate.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Traveler Managed Risk Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Traveler Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Traveler Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Traveler Managed Risk Fund. As a result, the cost of investing in the Traveler Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Traveler Managed Risk Fund. The bar chart shows the performance of Class I shares of the Traveler Managed Risk Fund for the first full calendar year since the Traveler Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Traveler Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Traveler Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Traveler Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was 3.48% (for the quarter ended June 30, 2014). The worst performance was (5.46)% (for the quarter ended September 30, 2014).

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns Even Keel Traveler Managed Risk Fund		Label	One Year	Life of Fund		Inception Date
Class I Shares		Return Before Taxes	(8.07%)	(6.02%)	[1]	Nov. 25, 2013
Class I Shares Return After Taxes on Distributions	[2]		(9.57%)	(7.43%)
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares			(4.53%)	(5.18%)
Class A Shares		Return Before Taxes	(8.10%)	(6.05%)	[1]	Nov. 25, 2013
FTSE Developed Markets Ex North America Index			(4.85%)	(2.79%)
[1]	The Traveler Managed Risk Fund commenced operations November 25, 2013.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The FTSE Developed Markets ex North America Index is a market-capitalization-weighted index representing the performance of large and mid-capitalization stocks in developed markets, excluding the U.S. and Canada. Investors may not invest in the index directly; unlike the Traveler Managed Risk Fund's returns, the Index does not reflect any fees or expenses.

Even Keel Explorer Managed Risk Fund
FUND SUMMARY - EVEN KEEL EXPLORER MANAGED RISK FUND
Investment Objective:

The Even Keel Explorer Managed Risk Fund (the “Explorer Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Explorer Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 28 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Explorer Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Explorer Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.11%	1.86%	1.11%	0.86%	1.36%	0.96%
Fee Waiver	[3]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Waiver		1.06%	1.81%	1.06%	0.81%	1.31%	0.91%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Explorer Managed Risk Fund to ensure that Other Expenses for the Explorer Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Explorer Managed Risk Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Class A Shares	677	903	903	1,845
Class C Shares	284	580	1,001	2,176
Class F Shares	108	348	607	1,347
Class I Shares	83	269	472	1,056
Class R-1 Shares	133	426	740	1,631
Class R-2 Shares	93	301	526	1,173

Portfolio Turnover:

The Explorer Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Explorer Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Explorer Managed Risk Fund’s performance. During the most recent fiscal year end, the Explorer Managed Risk Fund’s portfolio turnover was 155% of the average value of the portfolio.

Principal Investment Strategies:

The Explorer Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in emerging markets. The Explorer Managed Risk Fund will typically invest in equity securities of emerging market companies, futures contracts on indices consisting of emerging market companies (such as the MSCI Emerging Markets Index and the FTSE Emerging Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of emerging market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Explorer Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Explorer Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Explorer Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Explorer Managed Risk Fund’s investments. The Explorer Managed Risk Fund defines an emerging market company as one that is listed on the MSCI Emerging Markets Index and the FTSE Emerging Index.

The Adviser’s allocations among the Explorer Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Explorer Managed Risk Fund (the “Milliman Managed Risk Strategy”). The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Explorer Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Explorer Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Explorer Managed Risk Fund. The Explorer Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Explorer Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Explorer Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Explorer Managed Risk Fund while reducing risk over the long term. The Adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Explorer Managed Risk Fund. The Explorer Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

· Currency Risk: If the Explorer Managed Risk Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Explorer Managed Risk Fund’s investments in foreign currency-denominated securities may reduce the Explorer Managed Risk Fund’s returns.

· Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

· Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

· Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Explorer Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Explorer Managed Risk Fund’s share price and which can have a significant impact on the Explorer Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Explorer Managed Risk Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

· Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

· Limited History of Operations: The Explorer Managed Risk Fund has a limited history of operations for investors to evaluate.

· Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

· Market Risk: Overall securities market risks may affect the value of securities held by the Explorer Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

· Underlying Fund Risk: Mutual funds and ETFs in which the Explorer Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Explorer Managed Risk Fund. As a result, the cost of investing in the Explorer Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Explorer Managed Risk Fund. The bar chart shows the performance of Class I shares of the Explorer Managed Risk Fund for the first full calendar year since the Explorer Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Explorer Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Explorer Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Explorer Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was 4.65% (for the quarter ended June 30, 2014). The worst performance was (2.75)% (for the quarter ended December 31, 2014).

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns Even Keel Explorer Managed Risk Fund		Label	One Year	Life of Fund		Inception Date
Class I Shares		Return Before Taxes	(1.15%)	(0.69%)	[1]	Nov. 23, 2013
Class I Shares Return After Taxes on Distributions	[2]		(4.53%)	(3.78%)
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares			(0.64%)	(1.90%)
Class A Shares		Return Before Taxes	(1.33%)	(0.85%)	[1]	Nov. 23, 2013
FTSE Emerging Markets Index			1.24%	0.37%
[1]	The Explorer Managed Risk Fund commenced operations November 23, 2013.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Explorer Managed Risk Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The FTSE Emerging Markets Index is a market-capitalization-weighted index representing large and mid-cap stocks of companies located in emerging markets around the world. Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses.